Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Due within:
One year	$ 201,418	$ 204,566
Two years	56,026	58,177
Three years	29,030	33,551
Four years	6,022	16,760
Five years	5,586	5,282
Thereafter	0	1,347
Total	$ 298,082	$ 319,683